REVENUE FROM CONTRACTS WITH CUSTOMERS - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	$ 32,075	$ 31,979	$ 32,903
Bank owned life insurance	1,187	834	474
Other	5,145	5,266	5,459
Total other non-interest income	12,525	12,217	12,479
Service Charges on Deposit Accounts
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	12,022	11,870	12,361
Overdraft fees | Retail
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	8,939	9,061	9,686
Overdraft fees | Business
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	446	451	513
Account service charges | Retail
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	2,637	2,358	2,162
Other Deposit Related Income
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	2,683	2,849	3,090
ATM fees | Retail
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	1,529	1,601	1,636
ATM fees | Business
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	47	49	47
Other | Retail
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	653	772	993
Other | Business
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	454	427	414
Interchange Income
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	13,860	13,992	13,996
Investment and Insurance Commissions
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	3,510	3,268	3,456
Asset management revenue
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	1,637	1,847	1,861
Transaction based revenue
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	$ 1,873	$ 1,421	$ 1,595